Note Business Combination - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill Purchase Accounting Adjustments		$ 4,707	$ 118,078
FDIC Assisted Partial Acquisition Of Doral Bank
Business Acquisition [Line Items]
Business Acquisition Name Of Acquired Entity		Doral Bank
Business Acquisition Date Of Acquisition Agreement1		Feb. 27, 2015
Goodwill Purchase Accounting Adjustments	$ 4,700		120,500
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment | Doral Bank Transaction MSR FV Retro Adjustment
Business Acquisition [Line Items]
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Assets Other			(2,100)
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment | Doral Bank Transaction Deposits Premium FV Retro Adjustment
Business Acquisition [Line Items]
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Assets			2,600
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment | Doral Bank Transaction Other Liabilities FV Retro Adjustment
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities			$ (500)